Braskem Idesa Borrowings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 14,307	R$ 15,134
Current liabilities	12,504	857
Non-current liabilities	1,803	14,277
Total	R$ 14,307	15,134
Bond I [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	nov-2029
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + 7.45
Braskem idesa borrowings	R$ 5,185	5,497
Bond I I [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	feb-2032
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + 6.99
Braskem idesa borrowings	R$ 6,773	7,446
Bond [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	R$ 11,958	12,943
Others 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	oct-2026
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + quarterly Term SOFR + 4.25
Braskem idesa borrowings		647
Others 2 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	apr-2029
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + quarterly Term SOFR + 8.25
Braskem idesa borrowings	R$ 534
Others 3 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	oct-2028
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + quarterly Term SOFR + 3.25
Braskem idesa borrowings	R$ 1,959	1,936
Others 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	dec-2026
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + quarterly Term SOFR + 4.50
Braskem idesa borrowings	R$ 188
Others [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	2,681	2,583
Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	R$ (332)	R$ (392)